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ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares				Fair Value
	CLOSED END FUNDS — 19.5%
	FIXED INCOME - 19.5%
10,000	BlackRock Long-Term Municipal Advantage Trust			$ 110,800
10,000	BlackRock MuniYield Quality Fund, Inc.			126,900
5,255	Invesco Value Municipal Income Trust			67,632
22,500	MainStay MacKay DefinedTerm Municipal			408,150
15,000	Neuberger Berman Municipal Fund, Inc.			167,850
5,000	Nuveen AMT-Free Municipal Credit Income Fund			65,550
15,000	Nuveen Municipal Credit Opportunities Fund			183,600
15,000	Nuveen Municipal High Income Opportunity Fund			175,500
10,000	PIMCO California Municipal Income Fund II			68,600
15,000	PIMCO Municipal Income Fund			172,800
16,000	PIMCO Municipal Income Fund II			171,840
15,000	PIMCO Municipal Income Fund III			138,300
				1,857,522

	TOTAL CLOSED END FUNDS (Cost $1,862,835)			1,857,522

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 13.2%
	FIXED INCOME - 13.2%
2,900	iShares National Muni Bond ETF			308,444
4,000	JPMorgan Municipal ETF			199,640
6,800	SPDR Nuveen Bloomberg High Yield Municipal Bond			349,384
7,500	VanEck High Yield Muni ETF			403,875
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,253,707)			1,261,343

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 68.7%
	APPROPRIATION — 15.1%
500,000	Center for Arts & Health Sciences Public	4.0000	10/01/41	504,008
250,000	Pataskala Public Library	5.2500	12/01/52	271,730
300,000	Pontotoc County Educational Facilities Authority	4.0000	09/01/40	292,455
300,000	State of Colorado	6.0000	12/15/41	366,746
				1,434,939

ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 68.7% (Continued)
	CHARTER SCHOOLS — 3.6%
230,000	Colorado Educational & Cultural Facilities	4.0000	07/01/56	$ 216,584
125,000	District of Columbia	5.0000	07/01/52	124,435
				341,019
	CITY — 1.6%
100,000	City of Oil City PA	4.0000	12/01/42	100,911
50,000	City of Waukegan IL	4.0000	12/30/37	50,744
				151,655
	CONTINUING CARE RETIREMENT CENTER — 19.5%
200,000	Florida Development Finance Corporation	4.0000	06/01/55	147,845
525,000	Health & Educational Facilities Authority of the	5.0000	02/01/46	526,681
10,000	Illinois Finance Authority	4.0000	05/15/35	8,928
50,000	Illinois Finance Authority	5.0000	05/15/56	43,895
250,000	Indiana Finance Authority	4.0000	11/15/51	197,804
200,000	Iowa Finance Authority	4.0000	05/15/53	149,010
100,000	Massachusetts Development Finance Agency	5.0000	07/01/56	80,117
100,000	New Hampshire Business Finance Authority	5.0000	07/01/31	97,042
100,000	New Hampshire Business Finance Authority	5.0000	07/01/56	83,318
250,000	New Hope Cultural Education Facilities Finance	6.8750	10/01/57	250,602
25,000	Palm Beach County Health Facilities Authority	5.0000	05/15/47	23,574
25,000	South Carolina Jobs-Economic Development Authority	5.0000	11/15/54	22,059
100,000	Tarrant County Cultural Education Facilities	5.0000	11/15/37	105,486
50,000	Tempe Industrial Development Authority	6.1250	10/01/47	47,036
80,000	Wisconsin Health & Educational Facilities	4.0000	07/01/48	65,807
				1,849,204
	ELECTRICITY AND PUBLIC POWER — 1.3%
25,000	Puerto Rico Electric Power Authority	5.2500	07/01/30	25,268
100,000	Puerto Rico Electric Power Authority	5.2500	07/01/32	101,820
				127,088
	HIGHER EDUCATION — 5.7%
200,000	Colorado Mountain College	4.0000	12/01/51	191,749
100,000	Kentucky Bond Development Corporation	4.0000	06/01/51	88,091
200,000	Michigan Finance Authority	4.0000	02/01/42	180,350
100,000	Michigan Finance Authority	5.0000	05/01/46	89,851
				550,041

ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 68.7% (Continued)
	HOSPITALS — 2.3%
125,000	Michigan Finance Authority	4.0000	12/01/47	$ 117,237
100,000	Palm Beach County Health Facilities Authority	5.0000	11/01/52	101,124
				218,361
	INCOME TAX FINANCING — 1.0%
100,000	New York City Transitional Finance Authority	4.0000	08/01/48	96,843

	MISCELLANEOUS TAX — 2.7%
250,000	Matching Fund Special Purpose Securitization	5.0000	10/01/39	252,597

	PRIVATE SCHOOLS — 1.0%
100,000	Rhode Island Health and Educational Building	4.0000	10/01/51	93,821

	SCHOOL DISTRICT — 6.8%
500,000	Fowlerville Community Schools	4.0000	05/01/44	493,288
150,000	Jefferson County High School District No 1 Clancy	4.0000	07/01/42	150,847
				644,135
	STATE — 0.1%
1,090	Commonwealth of Puerto Rico	5.2500	07/01/23	1,110
502	Commonwealth of Puerto Rico(a)	0.0000	07/01/24	460
1,086	Commonwealth of Puerto Rico	5.3750	07/01/25	1,129
1,077	Commonwealth of Puerto Rico	5.6250	07/01/27	1,146
1,059	Commonwealth of Puerto Rico	5.6250	07/01/29	1,139
1,029	Commonwealth of Puerto Rico	5.7500	07/01/31	1,126
1,255	Commonwealth of Puerto Rico(a)	0.0000	07/01/33	707
975	Commonwealth of Puerto Rico	4.0000	07/01/33	896
877	Commonwealth of Puerto Rico	4.0000	07/01/35	788
752	Commonwealth of Puerto Rico	4.0000	07/01/37	668
1,023	Commonwealth of Puerto Rico	4.0000	07/01/41	888
4,848	Commonwealth of Puerto Rico	0.0010	11/01/43	2,417
1,064	Commonwealth of Puerto Rico	4.0000	07/01/46	897
				13,371
	STUDENT HOUSING — 1.1%
100,000	Hastings Campus Housing Finance Authority	5.0000	07/01/45	100,391

ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 68.7% (Continued)
	TOBACCO — 0.2%
25,000	New York Counties Tobacco Trust VI	3.7500	06/01/45	$ 19,979

	TOLL ROADS, BRIDGES & TUNNELS — 2.0%
45,000	Puerto Rico Highway & Transportation Authority	5.2500	07/01/32	45,819
55,000	Puerto Rico Highway & Transportation Authority	5.2500	07/01/33	55,889
50,000	Puerto Rico Highway & Transportation Authority	5.2500	07/01/36	51,054
40,000	Puerto Rico Highway & Transportation Authority	5.2500	07/01/36	40,842
				193,604
	WATER AND SEWER — 4.7%
250,000	City of Brandon SD Water Utility Revenue	5.5000	08/01/52	276,210
150,000	Metropolitan St Louis Sewer District	5.2500	05/01/52	171,393
				447,603
	TOTAL MUNICIPAL BONDS (Cost $7,485,239)			6,534,651

	TOTAL INVESTMENTS - 101.4% (Cost $10,601,781)			$ 9,653,516
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%			(129,996)
	NET ASSETS - 100.0%			$ 9,523,520

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation
24	CBOT 10 Year US Treasury Note	09/21/2022	$ 2,844,744	$ 39,007
	TOTAL FUTURES CONTRACTS

CREDIT DEFAULT SWAPS
Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Implied Credit Spread	Frequency of Payments	Expiration Date	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation
Societe Generale	Markit CDX North America Investment Grade Index	Buy	1.00%	100.75%	Quarterly	6/20/2027	$ 1,458,000	$ 269	$ (13,905)	$ 14,174
Societe Generale	Markit CDX North America High Yield Index	Buy	5.00%	575.62%	Quarterly	6/20/2027	1,443,420	41,468	(31,203)	72,671
		Net Unrealized Appreciation on Swap Contracts							$ (45,108)	$ 86,845

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	Zero coupon bond.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.